STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2022	Dec. 10, 2021	Dec. 05, 2021	Aug. 06, 2021	May 27, 2021	Apr. 15, 2021	Apr. 14, 2020	Sep. 30, 2022	Aug. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period value issued for services										$ 63,126	$ 12,222	$ 32,083	$ 41,250	$ 100,416	$ 98,247					$ 181,163	$ 1,357,759
Stock-based compensation expense																		$ 67,439	$ 137,130	$ 64,167
Shares repurchased																				0
Number of common shares issued for warrants exercised								8,398,708		8,398,708								8,398,708		8,166,457	8,093,199
Proceeds from warrant exercises																		$ 875	15,001	$ 15,001	$ 37,606
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																		$ 0	0	$ 0	$ 21,640
Warrants to purchase shares of common stock								14,584	5,000	14,584								14,584		38,216
Exercise price per share									$ 3.00
Number of common shares issued for warrants exercised									5,000
Proceeds from warrant exercises									$ 15,000									$ 875		$ 15,000
Equity Distribution Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferring offering costs			$ 128,000
Shares of common stock sold			0
Equity Distribution Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock				$ 9,000,000
Two Thousand Twenty Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock, value							$ 107,100
Stock-based compensation expense																				53,550
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation																		$ 37,000
Share based compensation																		31,896
Legal Counsel [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock							5,000
Independent Director Compensation Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock, value							$ 165,000
Stock-based compensation expense																				82,501
Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued	81,895
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services								54,525
Stock issued during period value issued for services								$ 63,250
Board of Directors [Member] | Stock Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase program description		There is no time frame for the repurchase program, and such program will remain in place until a maximum of 100,000 shares of the Company’s common stock have been repurchased or until such program is discontinued by the Board of Directors			There was no time frame or expiration date for the repurchase program, and such program was to remain in place until a maximum of $1.0 million of the Company’s common stock had been repurchased or until such program was suspended or discontinued by the Board of Directors
Board of Directors [Member] | Stock Repurchase Program [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares repurchase value approved					$ 1,000,000
Shares repurchased		100,000
Board of Directors [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares of common stock						17,500
Options term						5 years
Exercise price per share						$ 4.76
Mr. Donald G. Fell, Dr. Pamela Tenaerts, and Mr. Michael L. Peterson [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock						10,721
Shares of restricted stock, value						$ 55,000												$ 165,000		165,000
Shares price per Share						$ 5.13
Stock-based compensation expense																$ 41,250	$ 41,250			68,750
Mr. Peterson and Ms. Tenaerts [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock cancelled					16,082
Michael L. Peterson and Dr. Pamela Tenaert [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock vested					2,680
Charles L. Pope, and Christine L. Jennings [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock					10,912
Shares of restricted stock, value					$ 41,250
Shares price per Share					$ 3.78
Stock-based compensation expense																		$ 174,869	$ 431,218
Suren Ajjarapu [Member] | Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock							49,020
Shares of restricted stock, value							$ 300,000
Stock-based compensation expense																				$ 0
Shares of common stock vested																				0	49,020
Incremental value							$ 72,062
Howard A Doss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock							12,500
Mr Donald G Fell Dr Pamel Tenaerts And Mr Michaell Peterson [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock							8,987